BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
Business Segment Information [Abstract]
BUSINESS SEGMENT INFORMATION

20)       BUSINESS SEGMENT INFORMATION

The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

	2011	2010	2009

	(In Millions)

Segment revenues:
Insurance	$15,140	$8,511	$337
Investment Management(1)	2,750	2,959	2,941
Consolidation/elimination	(18)	(29)	(36)
Total Revenues	$17,872	$11,441	$3,242

  Intersegment investment advisory and other fees of approximately $56 million, $62 million and $56 million for 2011, 2010 and 2009, respectively, are included in total revenues of the Investment Management segment.

	2011	2010	2009

	(In Millions)

Segment earnings (loss) from continuing operations, before income taxes:
Insurance	$4,284	$2,846	$(3,879)
Investment Management(2)	(164)	400	588
Consolidation/elimination	4	2	(2)
Total Earnings (Loss) from Continuing Operations, before Income Taxes	$4,124	$3,248	$(3,293)

  Net of interest expenses incurred on securities borrowed.

	December 31,
	2011	2010

	(In Millions)

Segment assets:
Insurance	$153,099	$150,158
Investment Management	11,811	11,130
Consolidation/elimination	(2)	(12)
Total Assets	$164,908	$161,276

In accordance with SEC regulations, securities with a fair value of $1,240 million and $1,085 million have been segregated in a special reserve bank custody account at December 31, 2011 and 2010, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.